Allowance for loan losses - Average recorded investment and interest income recognized on impaired loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Impaired
Average Recorded Investment	$ 1,043,009	$ 998,573
Interest Income Recognized	33,687	34,685
Commercial multi-family | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	2,813	693
Interest Income Recognized	50	50
CRE non-owner occupied | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	183,233	138,832
Interest Income Recognized	5,742	5,742
CRE owner occupied | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	138,336	148,967
Interest Income Recognized	6,528	6,528
Commercial and industrial | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	71,828	69,406
Interest Income Recognized	4,097	4,097
Construction | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	10,399	11,659
Interest Income Recognized	25	25
Mortgages | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	527,903	518,296
Interest Income Recognized	16,963	17,828
Leasing | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	823	1,195
Interest Income Recognized	0	0
Consumer | Credit cards | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	26,775	31,953
Interest Income Recognized	0	0
Consumer | Home equity lines of credit | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	8,988	5,904
Interest Income Recognized	0	0
Consumer | Personal Loan | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	70,044	69,007
Interest Income Recognized	282	415
Consumer | Auto Loan | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	823	1,413
Interest Income Recognized	0	0
Consumer | Other | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	1,044	1,248
Interest Income Recognized	0	0
PUERTO RICO
Financing Receivable, Impaired
Average Recorded Investment	1,013,008	973,076
Interest Income Recognized	33,534	34,520
PUERTO RICO | Commercial multi-family | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	1,470	693
Interest Income Recognized	50	50
PUERTO RICO | CRE non-owner occupied | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	183,233	138,832
Interest Income Recognized	5,742	5,742
PUERTO RICO | CRE owner occupied | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	137,710	148,967
Interest Income Recognized	6,528	6,528
PUERTO RICO | Commercial and industrial | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	71,828	69,406
Interest Income Recognized	4,097	4,097
PUERTO RICO | Construction | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	1,151	2,094
Interest Income Recognized	25	25
PUERTO RICO | Mortgages | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	518,487	509,038
Interest Income Recognized	16,810	17,663
PUERTO RICO | Leasing | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	823	1,195
Interest Income Recognized	0	0
PUERTO RICO | Consumer | Credit cards | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	26,775	31,953
Interest Income Recognized	0	0
PUERTO RICO | Consumer | Home equity lines of credit | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	0	0
Interest Income Recognized	0	0
PUERTO RICO | Consumer | Personal Loan | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	69,664	68,237
Interest Income Recognized	282	415
PUERTO RICO | Consumer | Auto Loan | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	823	1,413
Interest Income Recognized	0	0
PUERTO RICO | Consumer | Other | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	1,044	1,248
Interest Income Recognized	0	0
UNITED STATES
Financing Receivable, Impaired
Average Recorded Investment	30,001	25,497
Interest Income Recognized	153	165
UNITED STATES | Commercial multi-family | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	1,343	0
Interest Income Recognized	0	0
UNITED STATES | CRE non-owner occupied | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	0	0
Interest Income Recognized	0	0
UNITED STATES | CRE owner occupied | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	626	0
Interest Income Recognized	0	0
UNITED STATES | Commercial and industrial | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	0	0
Interest Income Recognized	0	0
UNITED STATES | Construction | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	9,248	9,565
Interest Income Recognized	0	0
UNITED STATES | Mortgages | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	9,416	9,258
Interest Income Recognized	153	165
UNITED STATES | Leasing | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	0	0
Interest Income Recognized	0	0
UNITED STATES | Consumer | Credit cards | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	0	0
Interest Income Recognized	0	0
UNITED STATES | Consumer | Home equity lines of credit | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	8,988	5,904
Interest Income Recognized	0	0
UNITED STATES | Consumer | Personal Loan | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	380	770
Interest Income Recognized	0	0
UNITED STATES | Consumer | Auto Loan | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	0	0
Interest Income Recognized	0	0
UNITED STATES | Consumer | Other | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	0	0
Interest Income Recognized	$ 0	$ 0